UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		DAFNA Capital Management, LLC
Address:	10990 Wilshire Boulevard, Suite 1400
		Suite 1400
		Los Angeles, CA 90024

13F File Number:	28-12327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mandana Hedayat, CFA
Title:	CCO
Phone:	(310) 954-3200
Signature, Place, and Date of Signing:


Mandana Hedayat		Los Angeles, CA		November 13, 2008

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28 -
    ----------------------   ---------------------------------------
 [Repeat as necessary.]


SEC 1685 (3-01)     Persons  who  respond  to  the   collection  of  information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	21

Form 13F Information Table Value Total:	$100,771
                                        ---------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number    Name

      1        28 - 12328               Nathan Fischel
      -------       ------------------  --------------------------------
      [Repeat as necessary.]

--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- -------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR  SH/  PUT/ INVESTMENT  OTHER
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT  PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- ------- -------

ADOLOR CORP                       COM     00724X102   1,532      444,110    SH          Sole               444,110
ANADYS PHARMACEUTICALS INC        COM     03252Q408     268      101,200    SH          Sole               101,200
ARADIGM CORPORATION               COM     038505301     253      647,907    SH          Sole               647,907
ARQULE INC                        COM     04269E107     262       81,500    SH          Sole                81,500
BIODEL INC                        COM     09064M105     931      277,837    SH          Sole               277,837
CADENCE PHARMACEUTICALS INC       COM     12738T100   1,987      223,778    SH          Sole               223,778
CYTOKINETICS INC                  COM     23282W100   6,543    1,380,367    SH          Sole             1,380,367
DYNAVAX TECHNOLOGIES CORP         COM     268158102      22       15,800    SH          Sole                15,800
GILEAD SCIENCES INC               COM     375558103   2,854       62,540    SH          Sole                62,540
INSPIRE PHARMACEUTICALS INC       COM     457733103   7,140    2,000,000    SH          Sole             2,000,000
ISIS PHARMACEUTICALS INC          COM     464330109  26,170    1,549,418    SH          Sole             1,549,418
MICROMET INC                      COM     59509C105   4,961    1,119,900    SH          Sole             1,119,900
NEUROCRINE BIOSCIENCES INC        COM     64125C109     450       96,000    SH          Sole                96,000
PHARMASSET INC                    COM     71715N106     573       28,700    SH          Sole                28,700
PONIARD PHARMACEUTICALS INC       COM     732449301     161       37,500    SH          Sole                37,500
POZEN INC                         COM     73941U102  12,514    1,190,719    SH          Sole             1,190,719
PROGENICS PHARMACEUTICALS INC     COM     743187106   3,059      229,800    SH          Sole               229,800
RIGEL PHARMACEUTICALS INC         COM     766559603  13,494      577,900    SH          Sole               577,900
SAVIENT PHARMACEUTICALS           COM     80517Q100   9,770      655,251    SH          Sole               655,251
SEATTLE GENETICS INC              COM     812578102   7,499      700,847    SH          Sole               700,847
SOMAXON PHARMACEUTICALS INC       COM     834453102     328      104,320    SH          Sole               104,320
